Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

21.    OTHER CURRENT LIABILITIES

Other current liabilities as at December 31 consisted of the following:

millions of Canadian dollars	2011	2010
Accrued charges	$69.0	$59.6
Accrued interest on long-term debt	38.0	37.7
Sales taxes payable	12.8	7.0
Dividends payable	2.0	2.1
Other	5.4	3.9
	$127.2	$110.3